Note 10 - Short Term Debt (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Interest expense	$ 171,720	$ 568	$ 75,671	$ 1,145
Interest on convertible debentures
Interest expense	7,437		6,405
Amortization of discount on convertible debentures
Interest expense	151,714		59,408
Amortization of debt issuance costs
Interest expense	11,917		7,465
Interest on short term debt
Interest expense	350	350	1,400	92
Accounts payable related finance charges
Interest expense	$ 302	$ 218	$ 993	$ 1,053